Estimated Future Amortization Expense Related to Intangible Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Year Ending June 30, 2025	$ 5,892
Year Ending June 30, 2026	4,471
Year Ending June 30, 2027	2,793
Year Ending June 30, 2028	1,909
Year Ending June 30, 2029	1,728
Thereafter	10,804
Net Carrying Amount	$ 27,597	$ 9,366